Goldman Sachs MarketBeta Emerging Markets Equity ETF Average Annual Total Returns		12 Months Ended	56 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS Emerging Markets Large & Mid Cap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	6.70%
MSCI Emerging Markets Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	6.27%
Goldman Sachs MarketBeta Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.53%	6.15%
Performance Inception Date	May 12, 2020
Goldman Sachs MarketBeta Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.92%	4.50%
Goldman Sachs MarketBeta Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	4.17%